UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2008

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Waddell & Reed Advisors Continental Income Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Continental Income Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Performance Summary
7	Portfolio Highlights
8	Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
27	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Continental Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Continental Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF CONTINENTAL INCOME FUND

         December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Continental Income Fund, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND

GOALS

Continental Income Fund

Seeks to provide current income to the extent that, in the opinion of the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Strategy

Continental Income Fund invests primarily in income-producing securities including: equity securities of medium to large, well-established companies, that are usually dividend producing securities; and debt securities, that are typically either U.S. Government securities or investment-grade corporate bonds.

Founded

1970

Scheduled Dividend Frequency

Quarterly (March, June, September, December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Dividends paid	$0.05

Net asset value on
12-31-03	$6.96
6-30-03	6.33

Change per share	$0.63

         Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND

         Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	12.26%	19.11%	13.71%	17.71%
5-year period ended 12-31-03	2.01%	3.22%	-	-
10-year period ended 12-31-03	6.91%	7.54%	-	-
Since inception of Class(F)	-	-	1.71%	2.09%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
 (F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)
1-year period ended 12-31-03	17.88%	19.49%
5-year period ended 12-31-03	-	3.52%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	2.14%	6.81%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 1-  4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONTINENTAL INCOME FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Continental Income Fund, Inc. had net assets totaling $507,964,945 invested in a diversified portfolio of:

71.26%	Common Stocks
20.38%	United States Government Securities
4.74%	Cash and Cash Equivalents
3.62%	Corporate Debt Securities

As a shareholder of Waddell & Reed Advisors Continental Income Fund, Inc., for every $100 you had invested on December 31, 2003, your Fund owned:
United States Government Securities	$20.38
Technology Stocks	$14.50
Financial Services Stocks	$10.62
Health Care Stocks	$9.91
Consumer Nondurables Stocks	$7.07
Energy Stocks	$4.81
Cash and Cash Equivalents	$4.74
Capital Goods Stocks	$4.28
Utilities Stocks	$4.26
Raw Materials Stocks	$3.88
Consumer Services Stocks	$3.67
Corporate Debt Securities	$3.62
Retail Stocks	$3.12
Shelter Stocks	$1.89
Transportation Stocks	$1.15
Business Equipment and Services Stocks	$1.12
Multi-Industry Stocks	$0.98

THE INVESTMENTS OF CONTINENTAL INCOME FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Aircraft - 1.65%
Lockheed Martin Corporation	163,000	$8,378,200

Aluminum - 1.26%
Alcoa Incorporated	168,100	6,387,800

Apparel - 0.30%
Liz Claiborne, Inc.	43,220	1,532,581

Banks - 2.93%
U.S. Bancorp	242,000	7,206,760
Wells Fargo & Company	130,000	7,655,700
		14,862,460
Beverages - 2.02%
Anheuser-Busch Companies, Inc.	84,300	4,440,924
Coca-Cola Company (The)	115,000	5,836,250
		10,277,174
Broadcasting - 2.14%
Clear Channel Communications, Inc. *	156,600	7,333,578
Cox Communications, Inc., Class A *	102,739	3,539,359
		10,872,937
Business Equipment and Services - 1.12%
Cintas Corporation	114,100	5,707,282

Capital Equipment - 3.07%
Caterpillar Inc.	50,000	4,151,000
Cooper Cameron Corporation *	85,000	3,961,000
Ingersoll-Rand Company Limited, Class A	110,500	7,500,740
		15,612,740
Chemicals - Petroleum and Inorganic - 1.47%
Dow Chemical Company (The)	100,000	4,157,000
du Pont (E.I.) de Nemours and Company	71,700	3,290,313
		7,447,313
Chemicals - Specialty - 1.15%
Air Products and Chemicals, Inc.	110,500	5,837,715

Communications Equipment - 0.89%
Nokia Corporation, Series A, ADR	265,000	4,505,000

Computers - Main and Mini - 1.19%
International Business Machines Corporation	65,000	6,024,200

Computers - Micro - 1.20%
Dell Inc. *	179,800	6,109,604

Computers - Peripherals - 4.53%
Check Point Software Technologies Ltd. *	270,600	4,559,610
Microsoft Corporation	402,000	11,026,860
SAP Aktiengesellschaft, ADR	178,600	7,422,616
		23,009,086
Cosmetics and Toiletries - 1.90%
Elizabeth Arden, Inc. *	115,000	2,291,375
Estee Lauder Companies Inc. (The), Class A	187,400	7,357,324
		9,648,699
Electrical Equipment - 1.21%
Emerson Electric Co.	95,300	6,170,675

Electronic Components - 2.72%
Analog Devices, Inc.	131,100	5,984,715
Intel Corporation	245,000	7,852,250
		13,836,965
Electronic Instruments - 2.32%
Applied Materials, Inc. *	265,200	5,945,784
Molex Incorporated, Class A	200,000	5,861,000
		11,806,784
Food and Related - 1.07%
ConAgra Foods, Inc.	205,700	5,428,423

Forest and Paper Products - 1.89%
International Paper Company	116,000	5,000,760
Sealed Air Corporation *	85,000	4,601,900
		9,602,660
Health Care - Drugs - 4.95%
Abbott Laboratories	130,000	6,058,000
Amgen Inc. *	75,000	4,632,375
Pfizer Inc.	409,432	14,465,233
		25,155,608
Health Care - General - 3.65%
Biomet, Inc.	256,500	9,321,210
Johnson & Johnson	90,700	4,685,562
Wyeth	106,200	4,508,190
		18,514,962
Hospital Supply and Management - 1.31%
Medtronic, Inc.	137,000	6,659,570

Household - General Products - 1.78%
Clorox Company (The)	93,200	4,525,792
Colgate-Palmolive Company	90,000	4,504,500
		9,030,292
Insurance - Life - 0.95%
Lincoln National Corporation	120,000	4,844,400

Insurance - Property and Casualty - 2.72%
Berkshire Hathaway Inc., Class B *	2,000	5,630,000
Chubb Corporation (The)	120,000	8,172,000
		13,802,000
Leisure Time Industry - 0.98%
Walt Disney Company (The)	213,300	4,976,289

Multiple Industry - 0.98%
General Electric Company	160,000	4,956,800

Petroleum - Canada - 0.92%
Nabors Industries Ltd. *	112,800	4,681,200

Petroleum - Domestic - 1.18%
Burlington Resources Inc.	108,600	6,014,268

Petroleum - International - 2.21%
BP p.l.c., ADR	110,300	5,443,305
Exxon Mobil Corporation	141,338	5,794,858
		11,238,163
Petroleum - Services - 0.50%
Schlumberger Limited	46,800	2,560,896

Publishing - 0.55%
Tribune Company	54,400	2,807,040

Railroad - 1.15%
Burlington Northern Santa Fe Corporation	180,000	5,823,000

Restaurants - 0.98%
McDonald's Corporation	200,000	4,966,000

Retail - General Merchandise - 2.14%
Costco Wholesale Corporation *	154,300	5,732,245
Kohl's Corporation *	114,700	5,154,618
		10,886,863
Security and Commodity Brokers - 4.02%
American Express Company	132,500	6,390,475
Goldman Sachs Group, Inc. (The)	67,000	6,614,910
Morgan Stanley	127,700	7,389,999
		20,395,384
Utilities - Electric - 2.76%
Dominion Resources, Inc.	71,000	4,531,930
Exelon Corporation	80,000	5,308,800
Southern Company	137,300	4,153,325
		13,994,055
Utilities - Telephone - 1.50%
BellSouth Corporation	135,400	$3,831,820
SBC Communications Inc.	145,200	3,785,364
		7,617,184

TOTAL COMMON STOCKS - 71.26%		$361,982,272
(Cost: $305,320,768)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.74%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,766,148

Beverages - 0.98%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	4,500	4,969,678

Communications Equipment - 0.01%
Corning Incorporated,
0.0%, 11-8-15, Convertible	33	25,328

Finance Companies - 0.33%
California Infrastructure and Economic Development Bank, Special Purpose Trust SCE-1,
6.38%, 9-25-08	1,585	1,688,174

Multiple Industry - 1.56%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,936,376

TOTAL CORPORATE DEBT SECURITIES - 3.62%		$18,385,704
(Cost: $16,263,009)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 3.18%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,717,855
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,573,916
7.25%, 1-15-10	5,000	5,895,180
		16,186,951
Mortgage-Backed Obligations - 2.44%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	62	66,760
4.5%, 7-1-18	4,885	4,895,644
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	2	2,367
9.0%, 8-15-16	45	49,497
9.0%, 10-15-16	73	81,073
9.0%, 11-15-16	37	41,112
9.0%, 1-15-17	13	14,996
9.0%, 3-15-17	32	36,060
9.0%, 4-15-17	36	40,284
9.0%, 7-15-17	12	13,353
4.0%, 9-15-18	4,937	4,827,504
6.5%, 8-15-28	2,194	2,316,734
		12,385,384
Treasury Obligations - 14.10%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,603,419
6.25%, 8-15-23	10,000	11,398,050
United States Treasury Notes:
7.5%, 2-15-05	33,000	35,277,759
6.5%, 8-15-05	4,000	4,315,312
3.25%, 8-15-07	5,000	5,100,195
2.625%, 5-15-08	5,000	4,924,805
		71,619,540
Treasury Inflation Protected Obligation - 0.66%
United States Treasury Note,
3.0%, 7-15-12 (A)	3,064	3,340,750

TOTAL UNITED STATES GOVERNMENT SECURITIES - 20.38%		$103,532,625
(Cost: $96,685,762)

TOTAL SHORT-TERM SECURITIES - 4.43%		$22,501,883
(Cost: $22,501,883)

TOTAL INVESTMENT SECURITIES - 99.69%		$506,402,484
(Cost: $440,771,422)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.31%		1,562,461

NET ASSETS - 100.00%		$507,964,945

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

         CONTINENTAL INCOME FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $440,771)
(Notes 1 and 3)	$506,402
Cash	1
Receivables:
Dividends and interest	2,576
Fund shares sold	699
Prepaid insurance premium	18

Total assets	509,696

LIABILITIES
Payable to Fund shareholders	1,476
Accrued shareholder servicing (Note 2)	100
Accrued service fee (Note 2)	99
Accrued accounting and administrative
services fees (Note 2)	12
Accrued management fee (Note 2)	10
Accrued distribution fee (Note 2)	3
Other	31

Total liabilities	1,731

Total net assets	$507,965

NET ASSETS
$1.00 par value capital stock:
Capital stock	$73,011
Additional paid-in capital	405,214
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	32
Accumulated undistributed net realized loss on investment transactions	(35,923)
Net unrealized appreciation in value of investments	65,631

Net assets applicable to outstanding units of capital	$507,965

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.96
Class B	$6.95
Class C	$6.96
Class Y	$6.96
Capital shares outstanding:
Class A	69,863
Class B	2,241
Class C	797
Class Y	110
Capital shares authorized	200,000

See Notes to Financial Statements

STATEMENT OF OPERATIONS

         CONTINENTAL INCOME FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$3,445
Dividends	2,643

Total income	6,088

Expenses (Note 2):
Investment management fee	1,681
Service fee:
Class A	555
Class B	17
Class C	5
Shareholder servicing:
Class A	518
Class B	32
Class C	9
Class Y	1
Distribution fee:
Class A	23
Class B	51
Class C	16
Accounting and administrative services fees	68
Audit fees	14
Custodian fees	10
Legal fees	4
Other	86

Total expenses	3,090

Net investment income	2,998

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	14,813
Unrealized appreciation in value of investments during the period	31,148

Net gain on investments	45,961

Net increase in net assets resulting from operations	$48,959

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

         CONTINENTAL INCOME FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,998	$6,655
Realized net gain (loss) on investments	14,813	(16,176)
Unrealized appreciation	31,148	16,654

Net increase in net assets resulting from operations	48,959	7,133

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(3,202)	(6,743)
Class B	(26)	(55)
Class C	(7)	(15)
Class Y	(6)	(11)
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(3,241)	(6,824)

Capital share transactions (Note 5)	6,888	(31,814)

Total increase (decrease)	52,606	(31,505)
NET ASSETS
Beginning of period	455,359	486,864

End of period	$507,965	$455,359

Undistributed net investment income	$32	$275

(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

         CONTINENTAL INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended March 31,
	1999	2000	2001	6-30-01		2002	2003	12-31-03

Net asset value, beginning of period	$6.33		$6.29	$7.00	$6.87		$8.20	$7.97	$8.32

Income (loss) from investment operations:
Net investment income	0.04		0.10	0.12	0.03		0.16	0.18	0.33
Net realized and unrealized gain (loss) on investments	0.64		0.04	(0.68)	0.13		(0.57)	1.04	0.04

Total from investment operations	0.68		0.14	(0.56)	0.16		(0.41)	1.22	0.37

Less distributions from:
Net investment income	(0.05)		(0.10)	(0.12)	(0.03)		(0.17)	(0.18)	(0.32)
Capital gains	(0.00)		(0.00)	(0.03)	(0.00)		(0.75)	(0.81)	(0.40)

Total distributions	(0.05)		(0.10)	(0.15)	(0.03)		(0.92)	(0.99)	(0.72)

Net asset value, end of period	$6.96		$6.33	$6.29	$7.00		$6.87	$8.20	$7.97

Total return(2)	10.70%		2.23%	-8.04%	2.33%		-5.61%	16.36%	3.38%
Net assets, end of period (in millions)	$486		$440	$474	$533		$523	$597	$581
Ratio of expenses to average net assets	1.25	%(3)	1.25%	1.21%	1.20	%(3)	1.16%	1.15%	0.99%
Ratio of net investment income to average net assets	1.28	%(3)	1.53%	1.77%	1.84	%(3)	2.08%	2.22%	2.69%
Portfolio turnover rate	16.32%		48.78%	32.27%	13.50%		47.03%	72.40%	50.68%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

         CONTINENTAL INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01		3-31-01	3-31-00

Net asset value, beginning of period	$6.32		$6.29	$7.00	$6.87		$8.20	$8.11

Income (loss) from investment operations:
Net investment income	0.01		0.03	0.06	0.02		0.10	0.05
Net realized and unrealized gain (loss) on investments	0.63		0.03	(0.68)	0.13		(0.58)	0.91

Total from investment operations	0.64		0.06	(0.62)	0.15		(0.48)	0.96

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.06)	(0.02)		(0.10)	(0.06)
Capital gains	(0.00)		(0.00)	(0.03)	(0.00)		(0.75)	(0.81)

Total distributions	(0.01)		(0.03)	(0.09)	(0.02)		(0.85)	(0.87)

Net asset value, end of period	$6.95		$6.32	$6.29	$7.00		$6.87	$8.20

Total return	10.16%		1.02%	-8.86%	2.11%		-6.49%	12.75%
Net assets, end of period (in millions)	$15		$12	$10	$8		$6	$1
Ratio of expenses to average net assets	2.26	%(2)	2.26%	2.13%	2.07	%(2)	2.07%	2.08	%(2)
Ratio of net investment income to average net assets	0.27	%(2)	0.51%	0.84%	0.96	%(2)	1.16%	1.14	%(2)
Portfolio turnover rate	16.32%		48.78%	32.27%	13.50%		47.03%	72.40	%(2)

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

         CONTINENTAL INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-5-99(1) through
	12-31-03		2003	2002	6-30-01		3-31-01	3-31-00

Net asset value, beginning of period	$6.32		$6.29	$7.00	$6.87		$8.20	$8.09

Income (loss) from investment operations:
Net investment income	0.01		0.03	0.06	0.01		0.09	0.05
Net realized and unrealized gain (loss) on investments	0.64		0.03	(0.68)	0.13		(0.58)	0.93

Total from investment operations	0.65		0.06	(0.62)	0.14		(0.49)	0.98

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.06)	(0.01)		(0.09)	(0.06)
Capital gains	(0.00)		(0.00)	(0.03)	(0.00)		(0.75)	(0.81)

Total distributions	(0.01)		(0.03)	(0.09)	(0.01)		(0.84)	(0.87)

Net asset value, end of period	$6.96		$6.32	$6.29	$7.00		$6.87	$8.20

Total return	10.27%		1.05%	-8.95%	2.09%		-6.54%	12.98%
Net assets, end of period (in thousands)	$5,541	$3,160		$2,391	$1,688	$1,419		$279
Ratio of expenses to average net assets	2.20	%(2)	2.26%	2.22%	2.16	%(2)	2.13%	2.23	%(2)
Ratio of net investment income to average net assets	0.33	%(2)	0.51%	0.75%	0.88	%(2)	1.10%	1.09	%(2)
Portfolio turnover rate	16.32%		48.78%	32.27%	13.50%		47.03%	72.40	%(2)

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

         CONTINENTAL INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended March 31,
	12-31-03		2003	2002	6-30-01		2001	2000	1999

Net asset value, beginning of period	$6.33		$6.29	$7.00	$6.87		$8.20	$7.97	$8.33

Income (loss) from investment operations:
Net investment income	0.10		0.12 (2)	0.08	0.03		0.24	0.21	0.07
Net realized and unrealized gain (loss) on investments	0.59		0.04 (2)	(0.62)	0.13		(0.63)	1.03	0.32

Total from investment operations	0.69		0.16	(0.54)	0.16		(0.39)	1.24	0.39

Less distributions from:
Net investment income	(0.06)		(0.12)	(0.14)	(0.03)		(0.19)	(0.20)	(0.35)
Capital gains	(0.00)		(0.00)	(0.03)	(0.00)		(0.75)	(0.81)	(0.40)

Total distributions	(0.06)		(0.12)	(0.17)	(0.03)		(0.94)	(1.01)	(0.75)

Net asset value, end of period	$6.96		$6.33	$6.29	$7.00		$6.87	$8.20	$7.97

Total return	10.87%		2.57%	-7.77%	2.38%		-5.34%	16.72%	3.58%
Net assets, end of period (in millions)	$1		$1	$1	$1		$1	$1	$1
Ratio of expenses to average net assets	0.95	%(3)	0.93%	0.92%	0.92	%(3)	0.89%	0.86%	0.81%
Ratio of net investment income to average net assets	1.58	%(3)	1.87%	2.06%	2.12	%(3)	2.34%	2.50%	3.32%
Portfolio turnover rate	16.32%		48.78%	32.27%	13.50%		47.03%	72.40%	50.68%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.

(2)Based on average weekly shares outstanding.

(3)Annualized.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

         December 31, 2003 NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Continental Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide current income to the extent that, in the opinion of the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund paid WRSCO a monthly fee of one twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $632,032. During the period ended December 31, 2003, W&R received $20,081 and $347 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $422,877 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $14,264, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than United States Government obligations and short-term securities, aggregated $60,898,715, while proceeds from maturities and sales aggregated $68,465,806. Purchases of short-term securities and U.S. Government securities aggregated $521,557,301 and $19,992,128, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $525,308,249 and $6,286,826, respectively.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $441,144,862, resulting in net unrealized appreciation of $65,257,622, of which $76,596,539 related to appreciated securities and $11,338,917 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$5,946,357
Distributed ordinary income	6,824,267
Undistributed ordinary income*	278,725

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	27,091,545

Post-October losses deferred	-
*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009	$5,249,257
June 30, 2010	18,016,266
June 30, 2011	27,091,545

Total carryover	$50,357,068

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 12-31-03	For the fiscal year ended 6-30-03

Shares issued from sale of shares:
Class A	5,461	13,082
Class B	505	724
Class C	347	296
Class Y	24	32
Shares issued from reinvestment of dividends:
Class A	458	1,079
Class B	4	9
Class C	1	3
Class Y	1	2
Shares redeemed:
Class A	(5,548)	(19,912)
Class B	(172)	(434)
Class C	(52)	(179)
Class Y	(3)	(81)

Increase (decrease) in outstanding capital shares	1,026	(5,379)

Value issued from sale of shares:
Class A	$36,069	$78,477
Class B	3,333	4,348
Class C	2,291	1,773
Class Y	158	188
Value issued from reinvestment of dividends:
Class A	3,094	6,495
Class B	26	54
Class C	7	15
Class Y	6	11
Value redeemed:
Class A	(36,602)	(119,046)
Class B	(1,133)	(2,583)
Class C	(340)	(1,067)
Class Y	(21)	(479)

Increase (decrease) in outstanding capital	$6,888	$(31,814)

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Continental Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Continental Income Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Continental Income Fund, Inc. as of December 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

This page for your notes and calculations.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

         http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1004SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004